Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance	$ (655)	$ 3,142
Undistributed earnings of foreign subsidiaries	17,848
Interest and penalties related to uncertain tax positions	26	$ 32	$ 56
Israel Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 262,569